Lease Liabilities - Summary of Maturity Analysis for Lease Liabilities (Detail) € in Thousands	Jun. 30, 2021 EUR (€)
Total contractual cash-flows [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	€ 123,610
Total lease liabilities	123,610
Carrying amount [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	101,009
Total lease liabilities	101,009
Within 1 year [member] | Total contractual cash-flows [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	7,051
Total lease liabilities	7,051
Within 1 to 5 years [member] | Total contractual cash-flows [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	45,162
Total lease liabilities	45,162
After 5 years [member] | Total contractual cash-flows [member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	71,397
Total lease liabilities	€ 71,397